Pension, Health Care and Postretirement Benefits Other Than Pensions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Investments at fair value:
Fair value of plan assets	$ 732,523	$ 700,473	$ 632,917
Short-term Investments [Member]
Investments at fair value:
Fair value of plan assets	9,408	33,050	51,688
Equity investments [Member]
Investments at fair value:
Fair value of plan assets	482,694	463,108	430,550
Fixed income investments [Member]
Investments at fair value:
Fair value of plan assets	202,939	185,163	132,951
Other Assets [Member]
Investments at fair value:
Fair value of plan assets	37,482	19,152	17,728
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Investments at fair value:
Fair value of plan assets	371,792	358,843	339,879
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Short-term Investments [Member]
Investments at fair value:
Fair value of plan assets	0	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity investments [Member]
Investments at fair value:
Fair value of plan assets	268,307	257,616	248,138
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fixed income investments [Member]
Investments at fair value:
Fair value of plan assets	103,485	101,227	91,741
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other Assets [Member]
Investments at fair value:
Fair value of plan assets	0	0	0
Significant Other Observable Inputs (Level 2) [Member]
Investments at fair value:
Fair value of plan assets	339,831	316,943	270,045
Significant Other Observable Inputs (Level 2) [Member] | Short-term Investments [Member]
Investments at fair value:
Fair value of plan assets	9,408	33,050	51,688
Significant Other Observable Inputs (Level 2) [Member] | Equity investments [Member]
Investments at fair value:
Fair value of plan assets	214,387	205,492	182,412
Significant Other Observable Inputs (Level 2) [Member] | Fixed income investments [Member]
Investments at fair value:
Fair value of plan assets	99,454	78,401	35,945
Significant Other Observable Inputs (Level 2) [Member] | Other Assets [Member]
Investments at fair value:
Fair value of plan assets	16,582	0	0
Significant Unobservable Inputs (Level 3) [Member]
Investments at fair value:
Fair value of plan assets	20,900	24,687	22,993	21,321
Significant Unobservable Inputs (Level 3) [Member] | Short-term Investments [Member]
Investments at fair value:
Fair value of plan assets	0	0	0
Significant Unobservable Inputs (Level 3) [Member] | Equity investments [Member]
Investments at fair value:
Fair value of plan assets	0	0	0
Significant Unobservable Inputs (Level 3) [Member] | Fixed income investments [Member]
Investments at fair value:
Fair value of plan assets	0	5,535	5,265
Significant Unobservable Inputs (Level 3) [Member] | Other Assets [Member]
Investments at fair value:
Fair value of plan assets	20,900	19,152	17,728	18,669
Domestic Defined Benefit Pension Plans [Member]
Net pension costs
Service cost	17,933	16,906	17,070
Interest cost	18,602	18,028	18,124
Expected return on plan assets	(46,441)	(42,311)	(36,828)
Amortization of prior service costs	1,635	1,661	1,493
Amortization of actuarial losses	16,865	18,943	28,723
Ongoing pension costs	8,594	13,227	28,582
Settlement credits	0
Net pension costs	8,594	13,227	28,582
Other changes in plan assets and projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial losses (gains) arising during the year	48,745	681	(49,250)
Prior service costs during the year	1,195		1,086
Amortization of prior service costs	(1,635)	(1,661)	(1,493)
Amortization of actuarial losses	(16,865)	(18,943)	(28,723)
Total recognized in Cumulative other comprehensive loss	31,440	(19,923)	(78,380)
Total recognized in net pension costs and cumulative other comprehensive loss	40,034	(6,696)	(49,798)
Investments at fair value:
Fair value of plan assets	614,463	634,725	577,047	503,487
Foreign Defined Benefit Pension Plans [Member]
Net pension costs
Service cost	3,055	2,061	1,226
Interest cost	5,954	4,266	3,036
Expected return on plan assets	(5,535)	(2,842)	(1,810)
Amortization of prior service costs		29	47
Amortization of actuarial losses	493	1,363	325
Ongoing pension costs	3,967	4,877	2,824
Settlement credits	(235)		(39)
Net pension costs	3,732	4,877	2,785
Other changes in plan assets and projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial losses (gains) arising during the year	15,944	(10,043)	14,922
Amortization of prior service costs		(29)	(47)
Amortization of actuarial losses	(493)	(1,363)	(286)
Exchange rate (loss) gain recognized during the year	(387)	(1,536)	1,717
Total recognized in Cumulative other comprehensive loss	15,064	(12,971)	16,306
Total recognized in net pension costs and cumulative other comprehensive loss	18,796	(8,094)	19,091
Investments at fair value:
Fair value of plan assets	$ 118,060	$ 65,748	$ 55,870	$ 38,603